Investments accounted for using the equity method - Schedule of Financial Information of Companies Accounted for Using the Equity Method (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[1]
Disclosure of associates [line items]
Total assets	€ 2,767,011	€ 2,426,727
Total equity	900,896	732,321	[1]	€ 644,304	[1]	€ 645,034
Net revenues	1,904,549	1,492,840	[2]	1,292,402	[2]
Profit/(Loss)	135,661	€ 65,279	[2]	€ (127,661)	[2]
Norda Run Inc.
Disclosure of associates [line items]
Total assets	8,291
Total liabilities	2,871
Total equity	5,420
Net revenues	4,433
Profit/(Loss)	(7)
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Total assets	61,084
Total liabilities	42,266
Total equity	18,818
Net revenues	52,253
Profit/(Loss)	(1,789)
Luigi Fedeli e Figlio S.r.l.
Disclosure of associates [line items]
Total assets	30,121
Total liabilities	21,592
Total equity	8,529
Net revenues	7,048
Profit/(Loss)	€ (13)

[1]
(*) Starting with the Semi-Annual Condensed Consolidated Financial Statements at June 30, 2023 and for the six months ended June 30, 2023 and 2022, in the consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain comparative period amounts above have been reclassified compared to the amounts presented in the Group’s 2022 consolidated financial statements.

[2]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.